Cash (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash, FDIC insured amount	$ 250,000	$ 250,000
Cash	63,375	1,396,944	$ 441,004
Cash in hand	$ 50,919	$ 2,026